SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENT

24.	SUBSEQUENT EVENT

The Group has evaluated the impact of events that have occurred subsequent to June 30, 2026, through September 30, 2026, the issuance date of the unaudited condensed consolidated financial statements, and concluded that no subsequent events have occurred that would require recognition in the unaudited condensed consolidated financial statements or disclosure in the notes to the unaudited condensed consolidated financial statements.

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)